Related party transactions (Narrative) (Details) - USD ($)												1 Months Ended			12 Months Ended
		Jun. 19, 2015	Sep. 23, 2014	Jul. 21, 2014	Jul. 20, 2014	Jun. 24, 2014	Mar. 21, 2014	Mar. 17, 2014	May 17, 2013	Mar. 20, 2013	Oct. 24, 2012	Apr. 30, 2016	May 31, 2013	Oct. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 17, 2015	Mar. 01, 2014
Related Party Transaction [Line Items]
Management fee percentage (as percent)															5.00%
Markup charged on costs to related parties (as percent)															5.00%
Due to related parties															$ 160,300,000	$ 306,000,000
Vessel and rig operating expenses	[1]														373,900,000	495,500,000	$ 425,000,000
Bareboat charter rate per day (in dollars per day)														$ 500,000
Number of common units sold under IPO (in shares)			8,000,000			6,100,000	11,960,000	11,960,000
Sale of common units, price per unit (in dollars per unit)								$ 30.60
Performance Guarantee
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted															184,500,000	370,000,000
Guarantee in favor of banks
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted																85,800,000
Seadrill Operating LP
Related Party Transaction [Line Items]
Ownership interest purchased (as percent)				28.00%
Payments to acquire additional interest in subsidiaries				$ 372,800,000
Percentage of ownership interest in limited liability company (LLC) (as percent)				58.00%	30.00%						30.00%
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Percentage of ownership interest in limited liability company (LLC) (as percent)											51.00%
Stock Issued to Seadrill Limited
Related Party Transaction [Line Items]
Number of common units sold under IPO (in shares)							1,633,987	1,633,987
Sale of common units, price per unit (in dollars per unit)								$ 30.60
West Polaris
Related Party Transaction [Line Items]
Seller's credit balance		$ 44,600,000
Mobilization payable, noncurrent		63,700,000													89,800,000	90,100,000
Mobilization payable, current		31,600,000													8,300,000	30,700,000
West Vela
Related Party Transaction [Line Items]
Mobilization payable, noncurrent															67,800,000	95,300,000	61,700,000
Mobilization payable, current															37,300,000	29,700,000	25,800,000
Contingent consideration, noncurrent																	49,500,000
Tender Rig T15
Related Party Transaction [Line Items]
Bareboat charter rate per day (in dollars per day)														820
Tender Rig T16
Related Party Transaction [Line Items]
Bareboat charter rate per day (in dollars per day)														770
Line of Credit
Related Party Transaction [Line Items]
Due to related parties															160,300,000	196,500,000
$440 Rig Financing Agreement | Secured Debt
Related Party Transaction [Line Items]
Debt face amount															440,000,000
$440 Rig Financing Agreement | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity															440,000,000
Due to related parties															119,100,000	139,000,000
$109.5 T-15 vendor financing facility | Discount Notes
Related Party Transaction [Line Items]
Due to related parties															0	109,500,000
Debt face amount															$ 109,500,000.0
$1,450 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)										0.75%
$1,450 Senior Secured Credit Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity										$ 1,450,000,000
Variable rate basis on debt issuance															LIBOR
$1,450 Senior Secured Credit Facility | Revolving Credit Facility | Seadrill Limited | Loans Payable
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted															$ 342,400,000	382,600,000
$1,450 Senior Secured Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity															1,450,000,000
$420 West Polaris Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 420,000,000
$420 West Polaris Facility | Seadrill Limited | Loans Payable
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted															279,000,000	315,000,000
$420 West Polaris Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)		2.25%
$420 West Polaris Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 100,000,000
$420 West Polaris Facility | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity															420,000,000
Minimum | $1,450 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)										1.20%
Maximum | $1,450 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)										3.00%
Seadrill
Related Party Transaction [Line Items]
Related party transactions															$ 136,800,000	149,000,000	$ 208,500,000
Termination notice period												90 days
Service fee percentage (as percent)															5.00%
Contract revenue cost, per day														25,500
Vessel and rig operating expenses														9,000,000
Seadrill | Seadrill Limited | Interest Rate Swap
Related Party Transaction [Line Items]
Due from related parties															$ 620,300,000
Seadrill | Vendor Financing Loan
Related Party Transaction [Line Items]
Due to related parties	[2]														0	109,500,000
Seadrill | Credit facility $300 | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity														$ 300,000,000	100,000,000				$ 100,000,000
Maturity of debt														5 years
Basis spread (as percent)														5.00%
Commitment fee percentage (as percent)														2.00%
Proceeds from revolving credit facility															0
Repayments of revolving credit facility															0
Due to related parties															$ 0	$ 0			$ 100,000,000
Seadrill | Credit facility $300 | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)														5.00%
Variable rate basis on debt issuance														LIBOR
Seadrill | $109.5 T-15 vendor financing facility | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Variable rate basis on debt issuance													LIBOR
Seadrill | $109.5 T-15 vendor financing facility | Vendor Financing Loan
Related Party Transaction [Line Items]
Basis spread (as percent)									5.00%
Due to related parties									$ 109,500,000				$ 109,500,000
Debt face amount													$ 109,500,000.0
Variable rate basis on debt issuance									LIBOR
Seadrill | $109.5 T-15 vendor financing facility | Vendor Financing Loan | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)													5.00%
Seadrill | Minimum
Related Party Transaction [Line Items]
Management fee percentage (as percent)															4.85%
Seadrill | Minimum | Seadrill Limited | Interest Rate Swap
Related Party Transaction [Line Items]
Derivative, fixed interest rate (as percent)															1.10%
Seadrill | Maximum
Related Party Transaction [Line Items]
Management fee percentage (as percent)															8.00%
Seadrill | Maximum | Seadrill Limited | Interest Rate Swap
Related Party Transaction [Line Items]
Derivative, fixed interest rate (as percent)															1.93%
Seadrill Limited | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread (as percent)															3.25%
Subsidiary of Common Parent | Credit Facility $143
Related Party Transaction [Line Items]
Due from related parties															$ 39,400,000			$ 143,000,000
Debt instrument, interest rate, stated percentage (as percent)																		0.56%

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".
[2]	$109.5 million Vendor financing loan - On May 17, 2013, Seadrill Operating LP borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bore interest at a rate of LIBOR plus a margin of 5% and was repaid in May 2016.